N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Nationwide O Series | BlackRockVariableSeriesFundsIncBlackRockLargeCapGrowthEquityVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Growth Equity V.I. Fund: Class III